Intangible assets - Schedule of Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 190,632
2027	183,567
2028	182,566
2029	177,332
2030	176,844
Total	$ 910,941